Consolidated Balance Sheets Detail - Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 1,980	$ 1,290
Accumulated Amortization	912	813
Net Book Value	1,068	477
Amortization expenses related to intangible assets	129	141	$ 163
Intangible assets acquired during the period	725	30
Finite-lived Intangible Assets Acquired, related to Business Combination	646
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	196
2021	172
2022	148
2023	132
2024	127
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Cost	1,020	682
Accumulated Amortization	557	512
Net Book Value	463	170
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Cost	466	411
Accumulated Amortization	239	212
Net Book Value	227	199
Other acquired intangibles
Finite-Lived Intangible Assets [Line Items]
Cost	494	197
Accumulated Amortization	116	89
Net Book Value	$ 378	$ 108